UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2022 to November 30, 2022

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2022

Classes A, I, R and R6

◼	Voya Target In-Retirement Fund
◼	Voya Target Retirement 2025 Fund
◼	Voya Target Retirement 2030 Fund
◼	Voya Target Retirement 2035 Fund
◼	Voya Target Retirement 2040 Fund
◼	Voya Target Retirement 2045 Fund
◼	Voya Target Retirement 2050 Fund
◼	Voya Target Retirement 2055 Fund
◼	Voya Target Retirement 2060 Fund
◼	Voya Target Retirement 2065 Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**
Voya Target In-Retirement Fund
Class A	$1,000.00	$965.60	0.56%	$2.76	$1,000.00	1,022.26	0.56%	$2.84
Class I	1,000.00	967.70	0.20	0.99	1,000.00	1,024.07	0.20	1.01
Class R	1,000.00	964.40	0.81	3.99	1,000.00	1,021.01	0.81	4.10
Class R6	1,000.00	966.70	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$967.10	0.47%	$2.32	$1,000.00	1,022.71	0.47%	$2.38
Class I	1,000.00	967.40	0.28	1.38	1,000.00	1,023.66	0.28	1.42
Class R	1,000.00	965.20	0.72	3.55	1,000.00	1,021.46	0.72	3.65
Class R6	1,000.00	968.20	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$969.30	0.48%	$2.37	$1,000.00	1,022.66	0.48%	$2.43
Class I	1,000.00	970.30	0.23	1.14	1,000.00	1,023.92	0.23	1.17
Class R	1,000.00	969.10	0.73	3.60	1,000.00	1,021.41	0.73	3.70
Class R6	1,000.00	971.10	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$971.80	0.50%	$2.47	$1,000.00	1,022.56	0.50%	$2.54
Class I	1,000.00	973.70	0.20	0.99	1,000.00	1,024.07	0.20	1.01
Class R	1,000.00	970.80	0.75	3.71	1,000.00	1,021.31	0.75	3.80
Class R6	1,000.00	972.80	0.19	0.94	1,000.00	1,024.12	0.19	0.96

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$976.40	0.52%	$2.58	$1,000.00	1,022.46	0.52%	$2.64
Class I	1,000.00	977.40	0.23	1.14	1,000.00	1,023.92	0.23	1.17
Class R	1,000.00	974.80	0.77	3.81	1,000.00	1,021.21	0.77	3.90
Class R6	1,000.00	977.40	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$977.70	0.55%	$2.73	$1,000.00	1,022.31	0.55%	$2.79
Class I	1,000.00	980.30	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Class R	1,000.00	976.10	0.80	3.96	1,000.00	1,021.06	0.80	4.05
Class R6	1,000.00	979.50	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$978.60	0.54%	$2.68	$1,000.00	1,022.36	0.54%	$2.74
Class I	1,000.00	981.10	0.22	1.09	1,000.00	1,023.97	0.22	1.12
Class R	1,000.00	977.00	0.79	3.92	1,000.00	1,021.11	0.79	4.00
Class R6	1,000.00	980.30	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$978.80	0.60%	$2.98	$1,000.00	1,022.06	0.60%	$3.04
Class I	1,000.00	980.60	0.25	1.24	1,000.00	1,023.82	0.25	1.27
Class R	1,000.00	977.80	0.85	4.21	1,000.00	1,020.81	0.85	4.31
Class R6	1,000.00	980.60	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$979.30	0.60%	$2.98	$1,000.00	1,022.06	0.60%	$3.04
Class I	1,000.00	981.10	0.22	1.09	1,000.00	1,023.97	0.22	1.12
Class R	1,000.00	978.40	0.85	4.22	1,000.00	1,020.81	0.85	4.31
Class R6	1,000.00	981.10	0.19	0.94	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$980.20	0.45%	$2.23	$1,000.00	1,022.81	0.45%	$2.28
Class I	1,000.00	981.20	0.23	1.14	1,000.00	1,023.92	0.23	1.17
Class R	1,000.00	979.10	0.70	3.47	1,000.00	1,021.56	0.70	3.55
Class R6	1,000.00	981.20	0.20	0.99	1,000.00	1,024.07	0.20	1.01

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$17,825,918	$26,184,760	$31,744,759	$24,494,648
Investments in unaffiliated underlying funds at fair value**	29,348,679	42,932,000	59,591,799	63,720,994
Cash	182,285	168,947	582,931	179,589
Receivables:
Investments in unaffiliated underlying funds sold	20,712	45,463	7,410	60,688
Fund shares sold	8,516	530,229	95,591	72,993
Dividends	1,442	—	—	—
Interest	274	204	875	693
Other assets	376	392	384	380
Total assets	47,388,202	69,861,995	92,023,749	88,529,985
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,064	326,120	51,843	4,952
Payable for investments in unaffiliated underlying funds purchased	181,396	383,794	587,891	201,490
Payable for fund shares redeemed	7,068	—	443	62,657
Payable for unified fees	6,818	9,823	12,803	12,596
Payable for distribution and shareholder service fees	1,696	2,665	2,652	2,647
Payable to trustees under the deferred compensation plan (Note 6)	376	392	384	380
Other accrued expenses and liabilities	1,792	1,075	—	3,014
Total liabilities	200,210	723,869	656,016	287,736
NET ASSETS	$47,187,992	$69,138,126	$91,367,733	$88,242,249
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,012,629	$76,112,232	$99,539,126	$96,087,340
Total distributable loss	(5,824,637)	(6,974,106)	(8,171,393)	(7,845,091)
NET ASSETS	$47,187,992	$69,138,126	$91,367,733	$88,242,249

* Cost of investments in affiliated underlying funds	$19,909,912	$28,744,032	$34,595,484	$26,562,375
** Cost of investments in unaffiliated underlying funds	$30,686,018	$45,350,198	$62,390,829	$67,264,030

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund

Class A
Net assets	$8,374,057	$12,518,121	$12,949,142	$11,712,282
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	853,394	1,122,017	1,108,892	1,000,712
Net asset value and redemption price per share†	$9.81	$11.16	$11.68	$11.70
Maximum offering price per share (5.75%)(1)	$10.41	$11.84	$12.39	$12.41
Class I
Net assets	$1,607,696	$389,416	$983,244	$1,066,584
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	162,630	34,578	83,484	90,116
Net asset value and redemption price per share	$9.89	$11.26	$11.78	$11.84
Class R
Net assets	$25,317	$446,083	$199,349	$840,834
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,594	40,145	17,192	72,232
Net asset value and redemption price per share	$9.76	$11.11	$11.60	$11.64
Class R6
Net assets	$37,180,922	$55,784,506	$77,235,998	$74,622,549
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,761,437	4,959,201	6,561,377	6,321,806
Net asset value and redemption price per share	$9.88	$11.25	$11.77	$11.80

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$14,292,327	$10,580,028	$6,574,822	$5,908,131
Investments in unaffiliated underlying funds at fair value**	57,833,074	65,077,202	48,665,953	39,205,116
Cash	430,846	335,739	305,858	298,578
Receivables:
Investments in affiliated underlying funds sold	—	—	104,230	—
Investments in unaffiliated underlying funds sold	—	—	193,570	—
Fund shares sold	87,204	92,349	100,390	87,966
Dividends	—	89	4	—
Interest	858	1,029	909	601
Reimbursement due from Investment Adviser	—	—	3	943
Other assets	278	297	211	174
Total assets	72,644,587	76,086,733	55,945,950	45,501,509
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	32,136	34,057	—	29,841
Payable for investments in unaffiliated underlying funds purchased	442,831	355,639	279,372	335,022
Payable for fund shares redeemed	23,601	1,530	398,189	186
Payable for unified fees	10,197	10,703	7,825	6,332
Payable for distribution and shareholder service fees	2,650	1,630	1,786	1,053
Payable to trustees under the deferred compensation plan (Note 6)	278	297	211	174
Other accrued expenses and liabilities	4,864	2,479	1,663	573
Total liabilities	516,557	406,335	689,046	373,181
NET ASSETS	$72,128,030	$75,680,398	$55,256,904	$45,128,328
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$78,175,276	$81,053,769	$59,312,011	$47,846,305
Total distributable loss	(6,047,246)	(5,373,371)	(4,055,107)	(2,717,977)
NET ASSETS	$72,128,030	$75,680,398	$55,256,904	$45,128,328

* Cost of investments in affiliated underlying funds	$15,020,040	$10,667,312	$6,541,305	$5,821,017
** Cost of investments in unaffiliated underlying funds	$60,686,426	$67,792,023	$50,593,055	$40,468,653

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund

Class A
Net assets	$12,237,895	$7,960,795	$7,468,805	$4,723,850
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	984,865	647,056	604,661	392,839
Net asset value and redemption price per share†	$12.43	$12.30	$12.35	$12.02
Maximum offering price per share (5.75%)(1)	$13.19	$13.05	$13.10	$12.75
Class I
Net assets	$357,890	$277,490	$405,429	$354,660
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,541	22,331	32,522	29,215
Net asset value and redemption price per share	$12.54	$12.43	$12.47	$12.14
Class R
Net assets	$624,092	$173,665	$666,604	$327,678
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	50,479	14,150	54,176	27,503
Net asset value and redemption price per share	$12.36	$12.27	$12.30	$11.91
Class R6
Net assets	$58,908,153	$67,268,448	$46,716,066	$39,722,140
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,696,357	5,411,625	3,746,460	3,270,923
Net asset value and redemption price per share	$12.54	$12.43	$12.47	$12.14

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$3,242,582	$965,634
Investments in unaffiliated underlying funds at fair value**	23,521,955	6,982,365
Cash	246,342	65,734
Receivables:
Fund shares sold	87,344	39,556
Dividends	32	—
Interest	396	116
Reimbursement due from Investment Adviser	38	639
Other assets	105	16
Total assets	27,098,794	8,054,060

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	24,367	11,076
Payable for investments in unaffiliated underlying funds purchased	296,315	90,377
Payable for unified fees	3,183	1,108
Payable for distribution and shareholder service fees	929	255
Payable to trustees under the deferred compensation plan (Note 6)	105	16
Total liabilities	324,899	102,832

NET ASSETS	$26,773,895	$7,951,228

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$28,134,220	$8,277,293
Total distributable loss	(1,360,325)	(326,065)
NET ASSETS	$26,773,895	$7,951,228

* Cost of investments in affiliated underlying funds	$3,177,674	$976,710
** Cost of investments in unaffiliated underlying funds	$24,246,647	$7,162,019

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
Class A
Net assets	$4,442,239	$1,234,629
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	391,042	124,795
Net asset value and redemption price per share†	$11.36	$9.89
Maximum offering price per share (5.75%)(1)	$12.05	$10.49
Class I
Net assets	$55,294	$69,383
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	4,835	6,994
Net asset value and redemption price per share	$11.44	$9.92
Class R
Net assets	$164,214	$32,209
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	14,509	3,269
Net asset value and redemption price per share	$11.32	$9.85
Class R6
Net assets	$22,112,148	$6,615,007
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,930,580	666,606
Net asset value and redemption price per share	$11.45	$9.92

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$364,581	$356,380	$389,962	$273,746
Dividends from unaffiliated underlying funds	151,005	255,640	274,462	288,698
Interest	1,270	1,474	2,095	1,691
Total investment income	516,856	613,494	666,519	564,135

EXPENSES:
Unified fees	40,718	58,134	73,593	74,327
Distribution and shareholder service fees:
Class A	10,497	15,063	16,071	14,006
Class R	54	1,117	461	1,980
Transfer agent fees:
Class A	5,236	2,204	2,637	3,362
Class I	74	84	236	29
Class R	13	82	38	238
Trustee fees	564	805	1,019	1,030
Miscellaneous expense	1,131	1,086	1,013	994
Total expenses	58,287	78,575	95,068	95,966
Net expenses	58,287	78,575	95,068	95,966
Net investment income	458,569	534,919	571,451	468,169

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,629,315)	(1,378,227)	(1,526,745)	(1,235,352)
Sale of unaffiliated underlying funds	(1,020,217)	(1,575,153)	(2,559,725)	(2,575,248)
Net realized loss	(2,649,532)	(2,953,380)	(4,086,470)	(3,810,600)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	113,270	(209,150)	(89,149)	(47,713)
Unaffiliated underlying funds	643,539	715,746	1,776,581	1,382,257
Net change in unrealized appreciation (depreciation)	756,809	506,596	1,687,432	1,334,544
Net realized and unrealized loss	(1,892,723)	(2,446,784)	(2,399,038)	(2,476,056)
Decrease in net assets resulting from operations	$(1,434,154)	$(1,911,865)	$(1,827,587)	$(2,007,887)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$123,126	$59,835	$25,486	$13,333
Dividends from unaffiliated underlying funds	213,522	228,616	156,672	119,359
Interest	1,712	1,793	1,452	1,050
Total investment income	338,360	290,244	183,610	133,742

EXPENSES:
Unified fees	58,445	60,506	44,033	34,354
Distribution and shareholder service fees:
Class A	14,438	9,688	9,125	5,408
Class R	1,428	385	1,580	730
Transfer agent fees:
Class A	4,504	4,263	3,833	4,398
Class I	67	2	62	100
Class R	223	84	332	297
Trustee fees	773	839	610	476
Miscellaneous expense	1,056	1,038	1,109	1,129
Total expenses	80,934	76,805	60,684	46,892
Waived and reimbursed fees	—	—	—	(943)
Net expenses	80,934	76,805	60,684	45,949
Net investment income	257,426	213,439	122,926	87,793

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,349,900)	(1,818,292)	(1,560,217)	(1,141,400)
Sale of unaffiliated underlying funds	(1,983,191)	(1,869,028)	(1,359,153)	(950,424)
Net realized loss	(3,333,091)	(3,687,320)	(2,919,370)	(2,091,824)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	584,008	1,048,794	1,040,386	856,164
Unaffiliated underlying funds	1,407,357	1,488,351	1,309,350	1,028,809
Net change in unrealized appreciation (depreciation)	1,991,365	2,537,145	2,349,736	1,884,973
Net realized and unrealized loss	(1,341,726)	(1,150,175)	(569,634)	(206,851)
Decrease in net assets resulting from operations	$(1,084,300)	$(936,736)	$(446,708)	$(119,058)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,402	$973
Dividends from unaffiliated underlying funds	67,435	20,542
Interest	707	138
Total investment income	71,544	21,653

EXPENSES:
Unified fees	20,266	6,079
Distribution and shareholder service fees:
Class A	4,915	1,469
Class R	384	56
Transfer agent fees:
Class A	4,501	9
Class I	5	10
Class R	176	—
Trustee fees	281	85
Miscellaneous expense	1,187	1,302
Total expenses	31,715	9,010
Waived and reimbursed fees	(1,458)	(639)
Net expenses	30,257	8,371
Net investment income	41,287	13,282

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(705,699)	(253,551)
Sale of unaffiliated underlying funds	(600,008)	(67,304)
Net realized loss	(1,305,707)	(320,855)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	527,302	199,139
Unaffiliated underlying funds	652,611	63,978
Net change in unrealized appreciation (depreciation)	1,179,913	263,117
Net realized and unrealized loss	(125,794)	(57,738)
Decrease in net assets resulting from operations	$(84,507)	$(44,456)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$458,569	$811,730	$534,919	$1,053,499
Net realized gain (loss)	(2,649,532)	426,715	(2,953,380)	1,826,418
Net change in unrealized appreciation (depreciation)	756,809	(4,762,411)	506,596	(7,785,270)
Decrease in net assets resulting from operations	(1,434,154)	(3,523,966)	(1,911,865)	(4,905,353)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(880,626)	—	(1,661,215)
Class I	—	(180,966)	—	(7,067)
Class R	—	(6,581)	—	(64,419)
Class R6	—	(3,131,216)	—	(5,505,034)
Total distributions	—	(4,199,389)	—	(7,237,735)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,425,254	27,165,954	12,067,613	38,269,889
Reinvestment of distributions	—	4,199,389	—	7,237,735
	7,425,254	31,365,343	12,067,613	45,507,624
Cost of shares redeemed	(3,274,607)	(13,447,539)	(6,058,061)	(14,541,763)
Net increase in net assets resulting from capital share transactions	4,150,647	17,917,804	6,009,552	30,965,861
Net increase in net assets	2,716,493	10,194,449	4,097,687	18,822,773

NET ASSETS:
Beginning of year or period	44,471,499	34,277,050	65,040,439	46,217,666
End of year or period	$47,187,992	$44,471,499	$69,138,126	$65,040,439

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$571,451	$1,161,151	$468,169	$1,147,963
Net realized gain (loss)	(4,086,470)	2,427,017	(3,810,600)	3,114,692
Net change in unrealized appreciation (depreciation)	1,687,432	(10,109,703)	1,334,544	(10,432,663)
Decrease in net assets resulting from operations	(1,827,587)	(6,521,535)	(2,007,887)	(6,170,008)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,670,575)	—	(1,837,822)
Class I	—	(197,963)	—	(67,086)
Class R	—	(12,753)	—	(13,416)
Class R6	—	(6,298,583)	—	(8,279,683)
Total distributions	—	(8,179,874)	—	(10,198,007)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,907,065	47,217,563	17,671,656	45,516,958
Reinvestment of distributions	—	8,179,874	—	10,198,007
	18,907,065	55,397,437	17,671,656	55,714,965
Cost of shares redeemed	(5,212,466)	(9,521,675)	(6,809,674)	(12,748,258)
Net increase in net assets resulting from capital share transactions	13,694,599	45,875,762	10,861,982	42,966,707
Net increase in net assets	11,867,012	31,174,353	8,854,095	26,598,692

NET ASSETS:
Beginning of year or period	79,500,721	48,326,368	79,388,154	52,789,462
End of year or period	$91,367,733	$79,500,721	$88,242,249	$79,388,154

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$257,426	$831,498	$213,439	$776,284
Net realized gain (loss)	(3,333,091)	2,266,252	(3,687,320)	2,612,656
Net change in unrealized appreciation (depreciation)	1,991,365	(8,192,116)	2,537,145	(8,203,038)
Decrease in net assets resulting from operations	(1,084,300)	(5,094,366)	(936,736)	(4,814,098)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,645,076)	—	(1,403,200)
Class I	—	(63,755)	—	(55,154)
Class R	—	(3,362)	—	(1,085)
Class R6	—	(6,354,852)	—	(7,899,239)
Total distributions	—	(8,067,045)	—	(9,358,678)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,659,814	39,822,897	16,516,323	39,389,759
Reinvestment of distributions	—	8,067,045	—	9,358,678
	13,659,814	47,889,942	16,516,323	48,748,437
Cost of shares redeemed	(3,356,238)	(10,044,253)	(4,216,870)	(10,523,967)
Net increase in net assets resulting from capital share transactions	10,303,576	37,845,689	12,299,453	38,224,470
Net increase in net assets	9,219,276	24,684,278	11,362,717	24,051,694

NET ASSETS:
Beginning of year or period	62,908,754	38,224,476	64,317,681	40,265,987
End of year or period	$72,128,030	$62,908,754	$75,680,398	$64,317,681

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$122,926	$569,007	$87,793	$419,465
Net realized gain (loss)	(2,919,370)	2,348,188	(2,091,824)	1,526,906
Net change in unrealized appreciation (depreciation)	2,349,736	(6,720,544)	1,884,973	(4,775,247)
Decrease in net assets resulting from operations	(446,708)	(3,803,349)	(119,058)	(2,828,876)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(1,423,514)	—	(902,934)
Class I	—	(87,712)	—	(71,658)
Class R	—	(24,094)	—	(8,106)
Class R6	—	(5,406,011)	—	(4,725,556)
Total distributions	—	(6,941,331)	—	(5,708,254)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,605,748	28,530,526	11,180,067	20,338,411
Reinvestment of distributions	—	6,941,331	—	5,708,254
	11,605,748	35,471,857	11,180,067	26,046,665
Cost of shares redeemed	(2,774,232)	(8,271,917)	(1,374,127)	(4,669,277)
Net increase in net assets resulting from capital share transactions	8,831,516	27,199,940	9,805,940	21,377,388
Net increase in net assets	8,384,808	16,455,260	9,686,882	12,840,258

NET ASSETS:
Beginning of year or period	46,872,096	30,416,836	35,441,446	22,601,188
End of year or period	$55,256,904	$46,872,096	$45,128,328	$35,441,446

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$41,287	$266,716	$13,282	$88,427
Net realized gain (loss)	(1,305,707)	1,226,726	(320,855)	344,733
Net change in unrealized appreciation (depreciation)	1,179,913	(3,085,663)	263,117	(910,247)
Decrease in net assets resulting from operations	(84,507)	(1,592,221)	(44,456)	(477,087)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(898,682)	—	(224,771)
Class I	—	(28,257)	—	(12,956)
Class R	—	(2,415)	—	(1,492)
Class R6	—	(2,511,883)	—	(752,539)
Total distributions	—	(3,441,237)	—	(991,758)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,949,130	12,348,163	1,632,809	1,687,004
Reinvestment of distributions	—	3,441,237	—	991,758
	6,949,130	15,789,400	1,632,809	2,678,762
Cost of shares redeemed	(1,112,186)	(5,211,993)	(70,730)	(211,188)
Net increase in net assets resulting from capital share transactions	5,836,944	10,577,407	1,562,079	2,467,574
Net increase in net assets	5,752,437	5,543,949	1,517,623	998,729

NET ASSETS:
Beginning of year or period	21,021,458	15,477,509	6,433,605	5,434,876
End of year or period	$26,773,895	$21,021,458	$7,951,228	$6,433,605

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-22+	10.16	0.09	•	(0.44)	(0.35)	—	—	—	—	—	9.81	(3.44)	0.56	0.56	0.56	1.89	8,374	46
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
Class I
11-30-22+	10.22	0.11	•	(0.44)	(0.33)	—	—	—	—	—	9.89	(3.23)	0.20	0.20	0.20	2.25	1,608	46
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
Class R
11-30-22+	10.12	0.08	•	(0.44)	(0.36)	—	—	—	—	—	9.76	(3.56)	0.81	0.81	0.81	1.57	25	46
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
11-30-22+	10.22	0.11	•	(0.45)	(0.34)	—	—	—	—	—	9.88	(3.33)	0.19	0.19	0.19	2.24	37,181	46
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
Voya Target Retirement 2025 Fund
Class A
11-30-22+	11.54	0.09	•	(0.47)	(0.38)	—	—	—	—	—	11.16	(3.29)	0.47	0.47	0.47	1.59	12,518	33
05-31-22	14.20	0.23	•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
Class I
11-30-22+	11.64	0.08	•	(0.46)	(0.38)	—	—	—	—	—	11.26	(3.26)	0.28	0.28	0.28	1.49	389	33
05-31-22	14.28	0.19	•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
Class R
11-30-22+	11.51	0.07	•	(0.47)	(0.40)	—	—	—	—	—	11.11	(3.48)	0.72	0.72	0.72	1.36	446	33
05-31-22	14.14	0.19	•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class R6
11-30-22+	11.62	0.10	•	(0.47)	(0.37)	—	—	—	—	—	11.25	(3.18)	0.19	0.19	0.19	1.86	55,785	33
05-31-22	14.28	0.26	•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
Voya Target Retirement 2030 Fund
Class A
11-30-22+	12.05	0.07	•	(0.44)	(0.37)	—	—	—	—	—	11.68	(3.07)	0.48	0.48	0.48	1.18	12,949	34
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
Class I
11-30-22+	12.14	0.09	•	(0.45)	(0.36)	—	—	—	—	—	11.78	(2.97)	0.23	0.23	0.23	1.47	983	34
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.94	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
Class R
11-30-22+	11.97	0.05	•	(0.42)	(0.37)	—	—	—	—	—	11.60	(3.09)	0.73	0.73	0.73	0.92	199	34
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.88	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
11-30-22+	12.12	0.08	•	(0.43)	(0.35)	—	—	—	—	—	11.77	(2.89)	0.19	0.19	0.19	1.44	77,236	34
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
Voya Target Retirement 2035 Fund
Class A
11-30-22+	12.04	0.05	•	(0.39)	(0.34)	—	—	—	—	—	11.70	(2.82)	0.50	0.50	0.50	0.88	11,712	33
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class I
11-30-22+	12.16	0.06	•	(0.38)	(0.32)	—	—	—	—	—	11.84	(2.63)	0.20	0.20	0.20	0.99	1,067	33
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
Class R
11-30-22+	11.99	0.04	•	(0.39)	(0.35)	—	—	—	—	—	11.64	(2.92)	0.75	0.75	0.75	0.63	841	33
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
11-30-22+	12.13	0.07	•	(0.40)	(0.33)	—	—	—	—	—	11.80	(2.72)	0.19	0.19	0.19	1.18	74,623	33
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
Voya Target Retirement 2040 Fund
Class A
11-30-22+	12.73	0.03	•	(0.33)	(0.30)	—	—	—	—	—	12.43	(2.36)	0.52	0.52	0.52	0.54	12,238	34
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.53	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
Class I
11-30-22+	12.83	0.05	•	(0.34)	(0.29)	—	—	—	—	—	12.54	(2.26)	0.23	0.23	0.23	0.83	358	34
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
Class R
11-30-22+	12.68	0.02	•	(0.34)	(0.32)	—	—	—	—	—	12.36	(2.52)	0.77	0.77	0.77	0.31	624	34
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
11-30-22+	12.83	0.05	•	(0.34)	(0.29)	—	—	—	—	—	12.54	(2.26)	0.19	0.19	0.19	0.85	58,908	34
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund
Class A
11-30-22+	12.58	0.02	•	(0.30)	(0.28)	—	—	—	—	—	12.30	(2.23)	0.55	0.55	0.55	0.34	7,961	37
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.26	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
Class I
11-30-22+	12.68	0.04	•	(0.29)	(0.25)	—	—	—	—	—	12.43	(1.97)	0.19	0.19	0.19	0.70	277	37
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.31	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
Class R
11-30-22+	12.57	0.01	•	(0.31)	(0.30)	—	—	—	—	—	12.27	(2.39)	0.80	0.80	0.80	0.09	174	37
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.21	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
11-30-22+	12.69	0.04	•	(0.30)	(0.26)	—	—	—	—	—	12.43	(2.05)	0.19	0.19	0.19	0.67	67,268	37
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.31	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
Voya Target Retirement 2050 Fund
Class A
11-30-22+	12.62	0.01	•	(0.28)	(0.27)	—	—	—	—	—	12.35	(2.14)	0.54	0.54	0.54	0.23	7,469	38
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.94	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
Class I
11-30-22+	12.71	0.03	•	(0.27)	(0.24)	—	—	—	—	—	12.47	(1.89)	0.22	0.22	0.22	0.55	405	38
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
Class R
11-30-22+	12.59	(0.00	)*•	(0.29)	(0.29)	—	—	—	—	—	12.30	(2.30)	0.79	0.79	0.79	(0.01)	667	38
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.89	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund (continued)
Class R6
11-30-22+	12.72	0.03	•	(0.28)	(0.25)	—	—	—	—	—	12.47	(1.97)	0.19	0.19	0.19	0.56	46,716	38
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	2.99	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
Voya Target Retirement 2055 Fund
Class A
11-30-22+	12.28	0.01	•	(0.27)	(0.26)	—	—	—	—	—	12.02	(2.12)	0.64	0.60	0.60	0.12	4,724	35
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
Class I
11-30-22+	12.38	0.03	•	(0.27)	(0.24)	—	—	—	—	—	12.14	(1.94)	0.25	0.25	0.25	0.48	355	35
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
Class R
11-30-22+	12.18	(0.00	)*•	(0.27)	(0.27)	—	—	—	—	—	11.91	(2.22)	0.89	0.85	0.85	(0.05)	328	35
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
11-30-22+	12.38	0.03	•	(0.27)	(0.24)	—	—	—	—	—	12.14	(1.94)	0.19	0.19	0.19	0.51	39,722	35
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
Voya Target Retirement 2060 Fund
Class A
11-30-22+	11.60	0.00	*•	(0.24)	(0.24)	—	—	—	—	—	11.36	(2.07)	0.67	0.60	0.60	0.05	4,442	36
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund (continued)
Class I
11-30-22+	11.66	0.02	•	(0.24)	(0.22)	—	—	—	—	—	11.44	(1.89)	0.22	0.22	0.22	0.43	55	36
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
Class R
11-30-22+	11.57	(0.01	)•	(0.24)	(0.25)	—	—	—	—	—	11.32	(2.16)	0.92	0.85	0.85	(0.18)	164	36
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
11-30-22+	11.67	0.02	•	(0.24)	(0.22)	—	—	—	—	—	11.45	(1.89)	0.19	0.19	0.19	0.44	22,112	36
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
Voya Target Retirement 2065 Fund
Class A
11-30-22+	10.09	0.01	•	(0.21)	(0.20)	—	—	—	—	—	9.89	(1.98)	0.47	0.45	0.45	0.22	1,235	34
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(5)–05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
11-30-22+	10.11	0.02	•	(0.21)	(0.19)	—	—	—	—	—	9.92	(1.88)	0.25	0.23	0.23	0.44	69	34
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
11-30-22+	10.06	(0.01	)•	(0.20)	(0.21)	—	—	—	—	—	9.85	(2.09)	0.72	0.70	0.70	(0.12)	32	34
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.16	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(5)–05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
11-30-22+	10.11	0.02	•	(0.21)	(0.19)	—	—	—	—	—	9.92	(1.88)	0.22	0.20	0.20	0.43	6,615	34
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the

Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2022, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$25,159,517	$20,533,252
Retirement 2025	27,884,875	21,350,331
Retirement 2030	41,882,217	27,651,941
Retirement 2035	38,724,257	27,428,980
Retirement 2040	32,789,993	22,234,735
Retirement 2045	37,309,897	24,835,878
Retirement 2050	27,305,664	18,375,635
Retirement 2055	23,347,145	13,486,461
Retirement 2060	14,041,282	8,162,626
Retirement 2065	3,891,158	2,316,298

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pays the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2022, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$912
Retirement 2025	2,142
Retirement 2030	1,915
Retirement 2035	4,460
Retirement 2040	1,757
Retirement 2045	1,670
Retirement 2050	2,528
Retirement 2055	1,230
Retirement 2060	1,092
Retirement 2065	199
Contingent Deferred Sales Charges:
Retirement 2040	$29

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	28.45%
	Retirement 2025	24.37
	Retirement 2030	21.04
	Retirement 2035	20.85
	Retirement 2040	16.74
	Retirement 2045	21.17
	Retirement 2050	22.12
	Retirement 2055	20.51
	Retirement 2060	18.19
	Retirement 2065	5.27
Voya Investment Management Co. LLC	Retirement 2065	60.42
Voya Retirement Insurance and Annuity Company	In-Retirement	47.52
	Retirement 2025	49.42
	Retirement 2030	58.03
	Retirement 2035	55.01
	Retirement 2040	59.69
	Retirement 2045	59.37
	Retirement 2050	56.34
	Retirement 2055	61.18
	Retirement 2060	58.02
	Retirement 2065	30.18

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2022, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2023	2024	2025	Total
Retirement 2060	$—	$—	$44	$44
Retirement 2065	—	—	639	639

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2022, are as follows:

	November 30,
	2023	2024	2025	Total
Retirement 2055
Class A	$—	$34	$883	$917
Class R	—	1	60	61
Retirement 2060
Class A	—	—	1,408	1,408
Class R	—	—	55	55

The Expense Limitation Agreement is contractual through October 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended November 30, 2022, the Funds did not utilize the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2022	56,978	—	—	(82,863)	(25,885)	553,816	—	—	(805,403)	(251,587)
5/31/2022	212,308	—	77,657	(217,548)	72,417	2,437,121	—	880,626	(2,500,517)	817,230
Class I
11/30/2022	567	—	—	(1,025)	(458)	5,537	—	—	(9,778)	(4,241)
5/31/2022	61,446	—	15,902	(22,716)	54,632	754,630	—	180,966	(268,671)	666,925
Class R
11/30/2022	1,545	—	—	(569)	976	14,892	—	—	(5,460)	9,432
5/31/2022	1,472	—	581	(5,435)	(3,382)	17,213	—	6,581	(58,041)	(34,247)
Class R6
11/30/2022	698,673	—	—	(251,554)	447,119	6,851,009	—	—	(2,453,966)	4,397,043
5/31/2022	2,062,474	—	275,151	(941,430)	1,396,195	23,956,990	—	3,131,216	(10,620,310)	16,467,896
Retirement 2025
Class A
11/30/2022	70,813	—	—	(32,842)	37,971	769,053	—	—	(360,045)	409,008
5/31/2022	194,535	—	127,101	(114,120)	207,516	2,569,628	—	1,661,215	(1,506,341)	2,724,502
Class I
11/30/2022	28,879	—	—	(542)	28,337	300,755	—	—	(5,789)	294,966
5/31/2022	23,477	—	537	(22,067)	1,947	335,671	—	7,067	(327,287)	15,451
Class R
11/30/2022	2,867	—	—	(4,648)	(1,781)	32,163	—	—	(51,803)	(19,640)
5/31/2022	1,499	—	4,940	(13,797)	(7,358)	20,320	—	64,419	(201,708)	(116,969)
Class R6
11/30/2022	999,906	—	—	(514,314)	485,592	10,965,642	—	—	(5,640,424)	5,325,218
5/31/2022	2,684,780	—	418,952	(942,826)	2,160,906	35,344,270	—	5,505,034	(12,506,427)	28,342,877
Retirement 2030
Class A
11/30/2022	66,134	—	—	(90,906)	(24,772)	754,367	—	—	(1,023,328)	(268,961)
5/31/2022	270,089	—	121,851	(100,365)	291,575	3,648,639	—	1,670,575	(1,380,377)	3,938,837
Class I
11/30/2022	9,793	—	—	(45,332)	(35,539)	108,384	—	—	(552,479)	(444,095)
5/31/2022	57,678	—	14,345	(15,210)	56,813	871,196	—	197,963	(227,767)	841,392
Class R
11/30/2022	9,100	—	—	(98)	9,002	107,653	—	—	(1,089)	106,564
5/31/2022	2,622	—	935	(5)	3,552	38,344	—	12,753	(76)	51,021
Class R6
11/30/2022	1,569,553	—	—	(311,551)	1,258,002	17,936,661	—	—	(3,635,570)	14,301,091
5/31/2022	3,088,643	—	457,082	(587,326)	2,958,399	42,659,384	—	6,298,583	(7,913,455)	41,044,512
Retirement 2035
Class A
11/30/2022	96,571	—	—	(46,217)	50,354	1,096,724	—	—	(524,351)	572,373
5/31/2022	166,815	—	133,466	(91,188)	209,093	2,380,999	—	1,837,822	(1,312,381)	2,906,440
Class I
11/30/2022	57,908	—	—	(585)	57,323	622,142	—	—	(6,419)	615,723
5/31/2022	26,525	—	4,833	(61,599)	(30,241)	400,744	—	67,086	(955,104)	(487,274)
Class R
11/30/2022	15,123	—	—	(902)	14,221	177,299	—	—	(9,841)	167,458
5/31/2022	104,256	—	977	(51,266)	53,967	1,373,433	—	13,416	(627,517)	759,332
Class R6
11/30/2022	1,357,462	—	—	(547,626)	809,836	15,775,491	—	—	(6,269,063)	9,506,428
5/31/2022	2,954,204	—	597,811	(683,419)	2,868,596	41,361,782	—	8,279,683	(9,853,256)	39,788,209
Retirement 2040
Class A
11/30/2022	71,427	—	—	(23,494)	47,933	861,061	—	—	(275,964)	585,097
5/31/2022	335,396	—	112,522	(92,565)	355,353	4,887,552	—	1,645,076	(1,411,572)	5,121,056
Class I
11/30/2022	1,136	—	—	(127)	1,009	13,075	—	—	(1,549)	11,526
5/31/2022	24,299	—	4,331	(4,236)	24,394	392,273	—	63,755	(60,320)	395,708

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2040 (continued)
Class R
11/30/2022	51,524	—	—	(3,082)	48,442	647,008	—	—	(38,458)	608,550
5/31/2022	990	—	231	(4)	1,217	14,765	—	3,362	(66)	18,061
Class R6
11/30/2022	1,010,106	—	—	(257,140)	752,966	12,138,670	—	—	(3,040,267)	9,098,403
5/31/2022	2,327,902	—	431,716	(597,355)	2,162,263	34,528,307	—	6,354,852	(8,572,295)	32,310,864
Retirement 2045
Class A
11/30/2022	101,724	—	—	(69,833)	31,891	1,210,934	—	—	(792,757)	418,177
5/31/2022	175,409	—	96,906	(43,319)	228,996	2,642,769	—	1,403,200	(672,399)	3,373,570
Class I
11/30/2022	7,311	—	—	(6,413)	898	81,941	—	—	(75,169)	6,772
5/31/2022	5,099	—	3,786	(1,304)	7,581	79,988	—	55,154	(17,252)	117,890
Class R
11/30/2022	14,852	—	—	(1,211)	13,641	183,585	—	—	(13,388)	170,197
5/31/2022	95	—	75	—	170	1,200	—	1,085	—	2,285
Class R6
11/30/2022	1,252,739	—	—	(278,665)	974,074	15,039,863	—	—	(3,335,556)	11,704,307
5/31/2022	2,543,912	—	541,786	(665,337)	2,420,361	36,665,802	—	7,899,239	(9,834,316)	34,730,725
Retirement 2050
Class A
11/30/2022	59,392	—	—	(67,623)	(8,231)	702,705	—	—	(825,423)	(122,718)
5/31/2022	137,731	—	97,769	(65,361)	170,139	2,099,340	—	1,423,514	(1,001,986)	2,520,868
Class I
11/30/2022	3,025	—	—	(7,512)	(4,487)	35,993	—	—	(90,082)	(54,089)
5/31/2022	4,652	—	5,987	(1,058)	9,581	71,073	—	87,712	(16,489)	142,296
Class R
11/30/2022	49,357	—	—	(5,616)	43,741	614,230	—	—	(65,406)	548,824
5/31/2022	1,178	—	1,657	(1,923)	912	17,581	—	24,094	(32,069)	9,606
Class R6
11/30/2022	870,120	—	—	(154,239)	715,881	10,252,820	—	—	(1,793,321)	8,459,499
5/31/2022	1,785,828	—	369,011	(495,638)	1,659,201	26,342,532	—	5,406,011	(7,221,373)	24,527,170
Retirement 2055
Class A
11/30/2022	59,196	—	—	(21,437)	37,759	674,823	—	—	(248,133)	426,690
5/31/2022	91,605	—	63,677	(38,455)	116,827	1,400,729	—	902,934	(566,167)	1,737,496
Class I
11/30/2022	1,726	—	—	(29)	1,697	19,995	—	—	(335)	19,660
5/31/2022	2,468	—	5,022	(1,219)	6,271	36,937	—	71,658	(20,418)	88,177
Class R
11/30/2022	32,083	—	—	(8,709)	23,374	383,506	—	—	(98,189)	285,317
5/31/2022	1,821	—	576	(4)	2,393	26,316	—	8,106	(60)	34,362
Class R6
11/30/2022	880,919	—	—	(89,724)	791,195	10,101,743	—	—	(1,027,470)	9,074,273
5/31/2022	1,308,834	—	331,153	(274,804)	1,365,183	18,874,429	—	4,725,556	(4,082,632)	19,517,353
Retirement 2060
Class A
11/30/2022	72,757	—	—	(23,799)	48,958	787,543	—	—	(258,708)	528,835
5/31/2022	95,434	—	67,066	(128,270)	34,230	1,321,087	—	898,682	(1,725,038)	494,731
Class I
11/30/2022	648	—	—	(269)	379	7,075	—	—	(3,007)	4,068
5/31/2022	1,742	—	2,101	(9,911)	(6,068)	25,626	—	28,257	(132,695)	(78,812)
Class R
11/30/2022	17,156	—	—	(3,526)	13,630	195,000	—	—	(38,289)	156,711
5/31/2022	434	—	180	(349)	265	6,119	—	2,415	(4,449)	4,085
Class R6
11/30/2022	549,353	—	—	(74,527)	474,826	5,959,512	—	—	(812,182)	5,147,330
5/31/2022	823,709	—	186,618	(252,968)	757,359	10,995,331	—	2,511,883	(3,349,811)	10,157,403

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2065
Class A
11/30/2022	1,362	—	—	—	1,362	12,244	—	—	—	12,244
5/31/2022	1,762	—	19,294	(4)	21,052	21,556	—	224,771	(48)	246,279
Class I
11/30/2022	—	—	—	—	—	—	—	—	—	—
5/31/2022	—	—	1,111	—	1,111	—	—	12,956	—	12,956
Class R
11/30/2022	2,353	—	—	(45)	2,308	22,520	—	—	(422)	22,098
5/31/2022	327	—	128	(1)	454	3,981	—	1,492	(12)	5,461
Class R6
11/30/2022	168,751	—	—	(7,368)	161,383	1,598,045	—	—	(70,308)	1,527,737
5/31/2022	147,103	—	64,540	(18,755)	192,888	1,661,467	—	752,539	(211,128)	2,202,878

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2022		Year Ended May 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$3,127,942	$1,071,447	$958,494	$—
Retirement 2025	3,386,753	3,850,982	1,730,418	201,817
Retirement 2030	3,733,789	4,446,085	1,484,950	307,713
Retirement 2035	4,510,208	5,687,799	1,583,527	204,549
Retirement 2040	4,236,650	3,830,395	1,001,755	109,944
Retirement 2045	4,413,288	4,945,390	868,935	182,042
Retirement 2050	3,237,341	3,703,990	466,980	59,285
Retirement 2055	2,557,681	3,150,573	381,287	57,071
Retirement 2060	1,577,126	1,864,111	250,218	20,235
Retirement 2065	850,246	141,512	64,823	—

The tax-basis components of distributable earnings as of May 31, 2022 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
In-Retirement	$397,570	$346,378	$—	$(5,134,289)	$(142)	$(4,390,483)
Retirement 2025	405,848	1,454,698	—	(6,922,540)	(247)	(5,062,241)
Retirement 2030	196,176	2,733,484	(46,569)	(9,226,655)	(242)	(6,343,806)
Retirement 2035	123,493	3,221,085	(86,644)	(9,094,896)	(242)	(5,837,204)
Retirement 2040	41,481	2,545,285	(8,605)	(7,540,928)	(179)	(4,962,946)
Retirement 2045	18,020	2,577,687	—	(7,032,153)	(189)	(4,436,635)
Retirement 2050	—	2,046,662	(97,251)	(5,557,677)	(133)	(3,608,399)
Retirement 2055	—	1,429,834	(24,905)	(4,003,739)	(109)	(2,598,919)
Retirement 2060	—	1,163,292	(20,537)	(2,418,505)	(68)	(1,275,818)
Retirement 2065	—	237,353	(10,675)	(508,275)	(12)	(281,609)

At May 31, 2022, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

As of November 30, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 12 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2022, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.1799	$0.0372	$0.0706	January 3, 2023	December 29, 2022
Class I	$0.2194	$0.0372	$0.0706	January 3, 2023	December 29, 2022
Class R	$0.1359	$0.0372	$0.0706	January 3, 2023	December 29, 2022
Class R6	$0.2205	$0.0372	$0.0706	January 3, 2023	December 29, 2022
Retirement 2025
Class A	$0.1925	$0.0317	$0.2265	January 3, 2023	December 29, 2022
Class I	$0.2230	$0.0317	$0.2265	January 3, 2023	December 29, 2022
Class R	$0.1614	$0.0317	$0.2265	January 3, 2023	December 29, 2022
Class R6	$0.2241	$0.0317	$0.2265	January 3, 2023	December 29, 2022
Retirement 2030
Class A	$0.1946	$—	$0.3549	January 3, 2023	December 29, 2022
Class I	$0.2228	$—	$0.3549	January 3, 2023	December 29, 2022
Class R	$0.1823	$—	$0.3549	January 3, 2023	December 29, 2022
Class R6	$0.2291	$—	$0.3549	January 3, 2023	December 29, 2022
Retirement 2035
Class A	$0.1845	$—	$0.4296	January 3, 2023	December 29, 2022
Class I	$0.2197	$—	$0.4296	January 3, 2023	December 29, 2022
Class R	$0.1650	$—	$0.4296	January 3, 2023	December 29, 2022
Class R6	$0.2203	$—	$0.4296	January 3, 2023	December 29, 2022
Retirement 2040
Class A	$0.1867	$—	$0.4605	January 3, 2023	December 29, 2022
Class I	$0.2200	$—	$0.4605	January 3, 2023	December 29, 2022
Class R	$0.1855	$—	$0.4605	January 3, 2023	December 29, 2022
Class R6	$0.2248	$—	$0.4605	January 3, 2023	December 29, 2022
Retirement 2045
Class A	$0.1789	$0.0026	$0.4562	January 3, 2023	December 29, 2022
Class I	$0.2219	$0.0026	$0.4562	January 3, 2023	December 29, 2022
Class R	$0.1828	$0.0026	$0.4562	January 3, 2023	December 29, 2022
Class R6	$0.2221	$0.0026	$0.4562	January 3, 2023	December 29, 2022
Retirement 2050
Class A	$0.1791	$—	$0.5071	January 3, 2023	December 29, 2022
Class I	$0.2191	$—	$0.5071	January 3, 2023	December 29, 2022
Class R	$0.1761	$—	$0.5071	January 3, 2023	December 29, 2022
Class R6	$0.2232	$—	$0.5071	January 3, 2023	December 29, 2022
Retirement 2055
Class A	$0.1783	$—	$0.4414	January 3, 2023	December 29, 2022
Class I	$0.2171	$—	$0.4414	January 3, 2023	December 29, 2022
Class R	$0.1783	$—	$0.4414	January 3, 2023	December 29, 2022
Class R6	$0.2237	$—	$0.4414	January 3, 2023	December 29, 2022
Retirement 2060
Class A	$0.1686	$—	$0.5743	January 3, 2023	December 29, 2022
Class I	$0.2090	$—	$0.5743	January 3, 2023	December 29, 2022
Class R	$0.1694	$—	$0.5743	January 3, 2023	December 29, 2022
Class R6	$0.2116	$—	$0.5743	January 3, 2023	December 29, 2022
Retirement 2065
Class A	$0.1447	$—	$0.3207	January 3, 2023	December 29, 2022
Class I	$0.1668	$—	$0.3207	January 3, 2023	December 29, 2022
Class R	$0.1434	$—	$0.3207	January 3, 2023	December 29, 2022
Class R6	$0.1700	$—	$0.3207	January 3, 2023	December 29, 2022

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Expense Limit Changes: Effective December 1, 2022 through October 1, 2024, a new non-recoupable side letter expense limitation agreement will further lower the expense limits of each fund to the following:

Fund	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 39.3%
13,554	iShares 20+ Year Treasury Bond ETF	$1,392,402	3.0
9,410	iShares Core S&P Small-Cap ETF	958,314	2.0
52,394	iShares Core U.S. Aggregate Bond ETF	5,149,806	10.9
53,200	Schwab U.S. TIPS ETF	2,824,920	6.0
32,909	Vanguard FTSE Developed Markets ETF	1,428,580	3.0
4,439	Vanguard Mid-Cap ETF	961,177	2.0
77,413	Vanguard Short-Term Bond ETF	5,844,682	12.4
	Total Exchange-Traded Funds (Cost $19,843,472)	18,559,881	39.3

MUTUAL FUNDS: 60.7%
	Affiliated Investment Companies: 37.8%
193,276	Voya Global Bond Fund — Class P3	1,410,917	3.0
139,156	Voya High Yield Bond Fund — Class P3	939,306	2.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,631,749	Voya Intermediate Bond Fund — Class P3	$14,033,041	29.8
49,815	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	488,190	1.0
108,216	Voya Multi-Manager International Factors Fund — Class P3	954,464	2.0
		17,825,918	37.8

	Unaffiliated Investment Companies: 22.9%
238,374	TIAA-CREF S&P 500 Index Fund — Institutional Class	10,788,798	22.9
	Total Mutual Funds (Cost $30,752,458)	28,614,716	60.7
	Total Investments in Securities (Cost $50,595,930)	$47,174,597	100.0
	Assets in Excess of Other Liabilities	13,395	0.0
	Net Assets	$47,187,992	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,559,881	$—	$—	$18,559,881
Mutual Funds	28,614,716	—	—	28,614,716
Total Investments, at fair value	$47,174,597	$—	$—	$47,174,597

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,335,600	$233,152	$(103,924)	$(53,911)	$1,410,917	$—	$(21,525)	$—
Voya High Yield Bond Fund — Class P3	897,092	187,674	(106,486)	(38,974)	939,306	29,520	(18,010)	—
Voya Intermediate Bond Fund — Class P3	15,127,201	3,744,199	(4,638,662)	(199,697)	14,033,041	263,276	(778,465)	—

See Accompanying Notes to Financial Statements

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$905,981	$165,090	$(785,571)	$202,690	$488,190	$—	$(302,449)	$—
Voya Multi-Manager International Factors Fund — Class P3	887,721	474,758	(439,808)	31,793	954,464	—	(69,695)	—
Voya Short Term Bond Fund — Class R6	—	1,601,365	(1,601,365)	—	—	1,694	(10,893)	—
Voya Short Term Bond Fund — Class P3	5,806,945	1,791,648	(7,769,962)	171,369	—	70,091	(428,278)	—
	$24,960,540	$8,197,886	$(15,445,778)	$113,270	$17,825,918	$364,581	$(1,629,315)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,552,077.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$95,104
Gross Unrealized Depreciation	(4,472,584)
Net Unrealized Depreciation	$(4,377,480)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 30.2%
19,595	iShares 20+ Year Treasury Bond ETF	$2,012,994	2.9
27,207	iShares Core S&P Small-Cap ETF	2,770,761	4.0
44,758	iShares Core U.S. Aggregate Bond ETF	4,399,264	6.4
51,274	Schwab U.S. TIPS ETF	2,722,649	3.9
17,420	Vanguard Emerging Markets ETF	705,858	1.0
126,869	Vanguard FTSE Developed Markets ETF	5,507,384	8.0
9,627	Vanguard Mid-Cap ETF	2,084,534	3.0
8,953	Vanguard Short-Term Bond ETF	675,952	1.0
	Total Exchange-Traded Funds (Cost $22,705,811)	20,879,396	30.2

MUTUAL FUNDS: 69.8%
	Affiliated Investment Companies: 37.9%
281,720	Voya Global Bond Fund — Class P3	2,056,556	3.0
2,309,964	Voya Intermediate Bond Fund — Class P3	19,865,691	28.7
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
145,673	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$1,427,591	2.1
147,043	Voya Multi-Manager International Equity Fund — Class P3	1,421,903	2.1
160,206	Voya Multi-Manager International Factors Fund — Class P3	1,413,019	2.0
		26,184,760	37.9

	Unaffiliated Investment Companies: 31.9%
487,243	TIAA-CREF S&P 500 Index Fund — Institutional Class	22,052,604	31.9
	Total Mutual Funds (Cost $51,388,419)	48,237,364	69.8
	Total Investments in Securities (Cost $74,094,230)	$69,116,760	100.0
	Assets in Excess of Other Liabilities	21,366	0.0
	Net Assets	$69,138,126	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,879,396	$—	$—	$20,879,396
Mutual Funds	48,237,364	—	—	48,237,364
Total Investments, at fair value	$69,116,760	$—	$—	$69,116,760

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund —Class P3	$1,954,708	$375,316	$(205,645)	$(67,823)	$2,056,556	$—	$(40,466)	$—
Voya Intermediate Bond Fund — Class P3	20,190,671	5,340,767	(5,281,421)	(384,326)	19,865,691	348,115	(861,364)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,326,942	445,559	(482,326)	137,416	1,427,591	—	(187,561)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,309,028	$654,111	$(604,947)	$63,711	$1,421,903	$—	$(86,593)	$—
Voya Multi-Manager International Factors Fund — Class P3	1,952,666	800,569	(1,382,088)	41,872	1,413,019	—	(175,410)	—
Voya Short Term Bond Fund — Class R6	—	2,281,728	(2,281,728)	—	—	2,427	(15,782)	—
Voya Short Term Bond Fund — Class P3	—	1,111,623	(1,111,623)	—	—	5,838	(11,051)	—
	$26,734,015	$11,009,673	$(11,349,778)	$(209,150)	$26,184,760	$356,380	$(1,378,227)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $75,532,704.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$31,334
Gross Unrealized Depreciation	(6,447,278)
Net Unrealized Depreciation	$(6,415,944)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 28.4%
25,997	iShares 20+ Year Treasury Bond ETF	$2,670,672	2.9
45,122	iShares Core S&P Small-Cap ETF	4,595,224	5.0
50,247	iShares Core U.S. Aggregate Bond ETF	4,938,778	5.4
17,007	Schwab U.S. TIPS ETF	903,072	1.0
23,112	Vanguard Emerging Markets ETF	936,498	1.0
168,324	Vanguard FTSE Developed Markets ETF	7,306,944	8.1
17,030	Vanguard Mid-Cap ETF	3,687,506	4.0
11,879	Vanguard Short-Term Bond ETF	896,865	1.0
	Total Exchange-Traded Funds (Cost $27,549,536)	25,935,559	28.4

MUTUAL FUNDS: 71.6%
	Affiliated Investment Companies: 34.7%
2,722,091	Voya Intermediate Bond Fund — Class P3	23,409,984	25.6
191,609	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,877,765	2.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
287,240	Voya Multi-Manager International Equity Fund — Class P3	$2,777,612	3.0
417,165	Voya Multi-Manager International Factors Fund — Class P3	3,679,398	4.0
		31,744,759	34.7

	Unaffiliated Investment Companies: 36.9%
743,620	TIAA-CREF S&P 500 Index Fund — Institutional Class	33,656,240	36.9
	Total Mutual Funds (Cost $69,436,777)	65,400,999	71.6
	Total Investments in Securities (Cost $96,986,313)	$91,336,558	100.0
	Assets in Excess of Other Liabilities	31,175	0.0
	Net Assets	$91,367,733	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,935,559	$—	$—	$25,935,559
Mutual Funds	65,400,999	—	—	65,400,999
Total Investments, at fair value	$91,336,558	$—	$—	$91,336,558

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$20,702,641	$6,852,501	$(3,415,999)	$(729,159)	$23,409,984	$379,667	$(567,232)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,621,475	723,977	(621,516)	153,829	1,877,765	—	(211,173)	—
Voya Multi-Manager International Equity Fund — Class P3	2,399,351	1,183,465	(1,026,029)	220,825	2,777,612	—	(248,985)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$3,977,802	$1,851,881	$(2,415,641)	$265,356	$3,679,398	$—	$(465,912)	$—
Voya Short Term Bond Fund — Class R6	—	2,842,288	(2,842,288)	—	—	2,998	(19,414)	—
Voya Short Term Bond Fund — Class P3	—	1,403,606	(1,403,606)	—	—	7,297	(14,029)	—
	$28,701,269	$14,857,718	$(11,725,079)	$(89,149)	$31,744,759	$389,962	$(1,526,745)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $98,875,781.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$323,785
Gross Unrealized Depreciation	(7,863,008)
Net Unrealized Depreciation	$(7,539,223)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 28.5%
33,473	iShares 20+ Year Treasury Bond ETF	$3,438,681	3.9
43,572	iShares Core S&P Small-Cap ETF	4,437,372	5.0
22,056	iShares Core U.S. Aggregate Bond ETF	2,167,884	2.5
44,638	Vanguard Emerging Markets ETF	1,808,732	2.1
203,181	Vanguard FTSE Developed Markets ETF	8,820,087	10.0
16,445	Vanguard Mid-Cap ETF	3,560,836	4.0
11,471	Vanguard Short-Term Bond ETF	866,061	1.0
	Total Exchange-Traded Funds (Cost $27,001,608)	25,099,653	28.5

MUTUAL FUNDS: 71.5%
	Affiliated Investment Companies: 27.7%
1,813,762	Voya Intermediate Bond Fund — Class P3	15,598,351	17.7
184,219	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,805,351	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
367,829	Voya Multi-Manager International Equity Fund — Class P3	$3,556,904	4.0
400,685	Voya Multi-Manager International Factors Fund — Class P3	3,534,042	4.0
		24,494,648	27.7

	Unaffiliated Investment Companies: 43.8%
853,322	TIAA-CREF S&P 500 Index Fund — Institutional Class	38,621,341	43.8
	Total Mutual Funds (Cost $66,824,797)	63,115,989	71.5
	Total Investments in Securities (Cost $93,826,405)	$88,215,642	100.0
	Assets in Excess of Other Liabilities	26,607	0.0
	Net Assets	$88,242,249	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,099,653	$—	$—	$25,099,653
Mutual Funds	63,115,989	—	—	63,115,989
Total Investments, at fair value	$88,215,642	$—	$—	$88,215,642

ˆ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$14,316,059	$4,368,289	$(2,532,919)	$(553,078)	$15,598,351	$264,582	$(388,822)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,623,329	768,581	(720,019)	133,460	1,805,351	—	(211,735)	—
Voya Multi-Manager International Equity Fund — Class P3	3,201,774	1,667,979	(1,602,554)	289,705	3,556,904	—	(381,790)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$3,183,677	$1,591,514	$(1,323,349)	$82,200	$3,534,042	$—	$(229,851)	$—
Voya Short Term Bond Fund — Class R6	—	2,901,303	(2,901,303)	—	—	3,261	(20,005)	—
Voya Short Term Bond Fund — Class P3	—	1,433,789	(1,433,789)	—	—	5,903	(3,149)	—
	$22,324,839	$12,731,455	$(10,513,933)	$(47,713)	$24,494,648	$273,746	$(1,235,352)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $95,975,994.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$312,665
Gross Unrealized Depreciation	(8,073,017)
Net Unrealized Depreciation	$(7,760,352)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 30.5%
27,372	iShares 20+ Year Treasury Bond ETF	$2,811,926	3.9
42,757	iShares Core S&P Small-Cap ETF	4,354,373	6.0
3,607	iShares Core U.S. Aggregate Bond ETF	354,532	0.5
36,502	Vanguard Emerging Markets ETF	1,479,061	2.1
215,991	Vanguard FTSE Developed Markets ETF	9,376,169	13.0
13,447	Vanguard Mid-Cap ETF	2,911,679	4.0
9,380	Vanguard Short-Term Bond ETF	708,190	1.0

	Total Exchange-Traded Funds (Cost $23,241,489)	21,995,930	30.5

MUTUAL FUNDS: 69.5%
	Affiliated Investment Companies: 19.8%
820,862	Voya Intermediate Bond Fund — Class P3	7,059,412	9.8
150,046	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,470,452	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
298,947	Voya Multi-Manager International Equity Fund — Class P3	$2,890,819	4.0
325,583	Voya Multi-Manager International Factors Fund — Class P3	2,871,644	4.0
		14,292,327	19.8

	Unaffiliated Investment Companies: 49.7%
791,806	TIAA-CREF S&P 500 Index Fund — Institutional Class	35,837,144	49.7
	Total Mutual Funds (Cost $52,464,977)	50,129,471	69.5
	Total Investments in Securities (Cost $75,706,466)	$72,125,401	100.0
	Assets in Excess of Other Liabilities	2,629	0.0
	Net Assets	$72,128,030	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,995,930	$—	$—	$21,995,930
Mutual Funds	50,129,471	—	—	50,129,471
Total Investments, at fair value	$72,125,401	$—	$—	$72,125,401

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$6,302,603	$2,061,216	$(1,072,691)	$(231,716)	$7,059,412	$116,102	$(171,565)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,927,209	662,402	(1,517,874)	398,715	1,470,452	—	(529,354)	—
Voya Multi-Manager International Equity Fund — Class P3	3,168,334	1,641,420	(2,263,833)	344,898	2,890,819	—	(469,761)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$2,519,872	$1,252,135	$(972,474)	$72,111	$2,871,644	$—	$(161,262)	$—
Voya Short Term Bond Fund — Class R6	—	2,270,775	(2,270,775)	—	—	2,403	(15,446)	—
Voya Short Term Bond Fund — Class P3	—	1,108,768	(1,108,768)	—	—	4,621	(2,512)	—
	$13,918,018	$8,996,716	$(9,206,415)	$584,008	$14,292,327	$123,126	$(1,349,900)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $77,674,964.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$338,027
Gross Unrealized Depreciation	(5,887,590)
Net Unrealized Depreciation	$(5,549,563)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 33.3%
28,569	iShares 20+ Year Treasury Bond ETF	$2,934,893	3.9
44,626	iShares Core S&P Small-Cap ETF	4,544,712	6.0
57,147	Vanguard Emerging Markets ETF	2,315,596	3.1
260,118	Vanguard FTSE Developed Markets ETF	11,291,722	14.8
14,035	Vanguard Mid-Cap ETF	3,038,999	4.0
14,685	Vanguard Short-Term Bond ETF	1,108,718	1.5

	Total Exchange-Traded Funds (Cost $26,385,897)	25,234,640	33.3

MUTUAL FUNDS: 66.7%
	Affiliated Investment Companies: 14.0%
344,657	Voya Intermediate Bond Fund — Class P3	2,964,047	3.9
157,731	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,545,760	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
314,895	Voya Multi-Manager International Equity Fund — Class P3	$3,045,034	4.1
342,992	Voya Multi-Manager International Factors Fund — Class P3	3,025,187	4.0
		10,580,028	14.0

	Unaffiliated Investment Companies: 52.7%
880,304	TIAA-CREF S&P 500 Index Fund — Institutional Class	39,842,562	52.7
	Total Mutual Funds (Cost $52,073,438)	50,422,590	66.7
	Total Investments in Securities (Cost $78,459,335)	$75,657,230	100.0
	Assets in Excess of Other Liabilities	23,168	0.0
	Net Assets	$75,680,398	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,234,640	$—	$—	$25,234,640
Mutual Funds	50,422,590	—	—	50,422,590
Total Investments, at fair value	$75,657,230	$—	$—	$75,657,230

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$2,576,834	$1,292,769	$(838,700)	$(66,856)	$2,964,047	$49,488	$(116,551)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	2,626,329	976,145	(2,703,155)	646,441	1,545,760	—	(874,359)	—
Voya Multi-Manager International Equity Fund — Class P3	3,238,718	2,141,860	(2,695,436)	359,892	3,045,034	—	(551,114)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$2,575,493	$1,598,931	$(1,258,554)	$109,317	$3,025,187	$—	$(237,854)	$ —
Voya Short Term Bond Fund — Class R6	—	2,297,365	(2,297,365)	—	—	2,433	(15,851)	—
Voya Short Term Bond Fund — Class P3	—	1,239,343	(1,239,343)	—	—	7,914	(22,563)	—
	$11,017,374	$9,546,413	$(11,032,553)	$1,048,794	$10,580,028	$59,835	$(1,818,292)	$ —

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $80,152,238.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$469,824
Gross Unrealized Depreciation	(4,964,832)
Net Unrealized Depreciation	$(4,495,008)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 34.0%
20,952	iShares 20+ Year Treasury Bond ETF	$2,152,399	3.9
32,728	iShares Core S&P Small-Cap ETF	3,333,020	6.0
41,910	Vanguard Emerging Markets ETF	1,698,193	3.1
190,764	Vanguard FTSE Developed Markets ETF	8,281,064	15.0
12,867	Vanguard Mid-Cap ETF	2,786,092	5.0
7,180	Vanguard Short-Term Bond ETF	542,090	1.0

	Total Exchange-Traded Funds (Cost $19,569,750)	18,792,858	34.0

MUTUAL FUNDS: 66.0%
	Affiliated Investment Companies: 11.9%
124,105	Voya Intermediate Bond Fund — Class P3	1,067,301	1.9
114,267	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,119,817	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
227,629	Voya Multi-Manager International Equity Fund — Class P3	$2,201,177	4.0
247,906	Voya Multi-Manager International Factors Fund — Class P3	2,186,527	4.0
		6,574,822	11.9

	Unaffiliated Investment Companies: 54.1%
660,033	TIAA-CREF S&P 500 Index Fund — Institutional Class	29,873,095	54.1
	Total Mutual Funds (Cost $37,564,610)	36,447,917	66.0
	Total Investments in Securities (Cost $57,134,360)	$55,240,775	100.0
	Assets in Excess of Other Liabilities	16,129	0.0
	Net Assets	$55,256,904	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,792,858	$—	$—	$18,792,858
Mutual Funds	36,447,917	—	—	36,447,917
Total Investments, at fair value	$55,240,775	$—	$—	$55,240,775

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$939,773	$624,320	$(488,581)	$(8,211)	$1,067,301	$18,365	$(57,648)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,913,841	666,368	(1,971,335)	510,943	1,119,817	—	(668,007)	—
Voya Multi-Manager International Equity Fund — Class P3	2,832,980	1,401,602	(2,362,221)	328,816	2,201,177	—	(475,605)	—
Voya Multi-Manager International Factors Fund — Class P3	2,347,670	1,112,451	(1,482,432)	208,838	2,186,527	—	(332,722)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)
Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund — Class R6	$—	$1,695,895	$(1,695,895)	$—	$—	$1,801	$(11,608)	$—
Voya Short Term Bond Fund — Class P3	—	872,960	(872,960)	—	—	5,320	(14,627)	—
	$8,034,264	$6,373,596	$(8,873,424)	$1,040,386	$6,574,822	$25,486	$(1,560,217)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $58,448,716.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$323,762
Gross Unrealized Depreciation	(3,531,703)
Net Unrealized Depreciation	$(3,207,941)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.7%
16,971	iShares 20+ Year Treasury Bond ETF	$1,743,431	3.9
26,510	iShares Core S&P Small-Cap ETF	2,699,778	6.0
33,948	Vanguard Emerging Markets ETF	1,375,573	3.0
133,918	Vanguard FTSE Developed Markets ETF	5,813,380	12.8
10,422	Vanguard Mid-Cap ETF	2,256,676	5.0
5,816	Vanguard Short-Term Bond ETF	439,108	1.0

	Total Exchange-Traded Funds (Cost $14,879,609)	14,327,946	31.7

MUTUAL FUNDS: 68.3%
	Affiliated Investment Companies: 13.1%
52,051	Voya Intermediate Bond Fund — Class P3	447,640	1.0
94,353	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	924,656	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
235,297	Voya Multi-Manager International Equity Fund — Class P3	$2,275,325	5.1
256,294	Voya Multi-Manager International Factors Fund — Class P3	2,260,510	5.0
		5,908,131	13.1

	Unaffiliated Investment Companies: 55.2%
549,650	TIAA-CREF S&P 500 Index Fund — Institutional Class	24,877,170	55.2

	Total Mutual Funds (Cost $31,410,061)	30,785,301	68.3
	Total Investments in Securities (Cost $46,289,670)	$45,113,247	100.0
	Assets in Excess of Other Liabilities	15,081	0.0
	Net Assets	$45,128,328	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,327,946	$—	$—	$14,327,946
Mutual Funds	30,785,301	—	—	30,785,301
Total Investments, at fair value	$45,113,247	$—	$—	$45,113,247

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$355,655	$520,339	$(437,071)	$8,717	$447,640	$7,841	$(37,028)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,447,850	644,700	(1,588,415)	420,521	924,656	—	(536,245)	—
Voya Multi-Manager International Equity Fund — Class P3	2,143,058	1,378,093	(1,532,793)	286,967	2,275,325	—	(353,694)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$1,775,452	$1,143,304	$(798,205)	$139,959	$2,260,510	$—	$(194,093)	$—
Voya Short Term Bond Fund — Class R6	—	1,289,960	(1,289,960)	—	—	1,369	(8,857)	—
Voya Short Term Bond Fund — Class P3	—	681,282	(681,282)	—	—	4,123	(11,483)	—
	$5,722,015	$5,657,678	$(6,327,726)	$856,164	$5,908,131	$13,333	$(1,141,400)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,232,013.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$289,571
Gross Unrealized Depreciation	(2,408,337)
Net Unrealized Depreciation	$(2,118,766)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 32.2%
10,060	iShares 20+ Year Treasury Bond ETF	$1,033,464	3.9
15,715	iShares Core S&P Small-Cap ETF	1,600,416	6.0
20,124	Vanguard Emerging Markets ETF	815,424	3.0
79,386	Vanguard FTSE Developed Markets ETF	3,446,146	12.9
6,178	Vanguard Mid-Cap ETF	1,337,722	5.0
5,171	Vanguard Short-Term Bond ETF	390,411	1.4

	Total Exchange-Traded Funds (Cost $8,910,573)	8,623,583	32.2

MUTUAL FUNDS: 67.8%
	Affiliated Investment Companies: 12.1%
56,037	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	549,160	2.1

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
$139,729	Voya Multi-Manager International Equity Fund — Class P3	$1,351,181	5.0
152,182	Voya Multi-Manager International Factors Fund — Class P3	1,342,241	5.0
		3,242,582	12.1

	Unaffiliated Investment Companies: 55.7%
329,173	TIAA-CREF S&P 500 Index Fund — Institutional Class	14,898,372	55.7
	Total Mutual Funds (Cost $18,513,748)	18,140,954	67.8
	Total Investments in Securities (Cost $27,424,321)	$26,764,537	100.0
	Assets in Excess of Other Liabilities	9,358	0.0
	Net Assets	$26,773,895	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,623,583	$—	$—	$8,623,583
Mutual Funds	18,140,954	—	—	18,140,954
Total Investments, at fair value	$26,764,537	$—	$—	$26,764,537

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$859,334	$392,182	$(931,361)	$229,005	$549,160	$—	$(298,331)	$—
Voya Multi-Manager International Equity Fund — Class P3	1,484,415	894,524	(1,260,747)	232,989	1,351,181	—	(298,608)	—
Voya Multi-Manager International Factors Fund — Class P3	1,054,267	647,627	(424,961)	65,308	1,342,241	—	(96,198)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2022 (Unaudited) (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund — Class R6	$—	$763,406	$(763,406)	$—	$—	$810	$(5,241)	$—
Voya Short Term Bond Fund — Class P3	—	404,132	(404,132)	—	—	2,592	(7,321)	—
	$3,398,016	$3,101,871	$(3,784,607)	$527,302	$3,242,582	$3,402	$(705,699)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $28,003,129.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$190,647
Gross Unrealized Depreciation	(1,429,239)
Net Unrealized Depreciation	$(1,238,592)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 31.7%
2,980	iShares 20+ Year Treasury Bond ETF	$306,136	3.9
4,656	iShares Core S&P Small-Cap ETF	474,167	6.0
5,962	Vanguard Emerging Markets ETF	241,580	3.0
23,518	Vanguard FTSE Developed Markets ETF	1,020,916	12.8
1,830	Vanguard Mid-Cap ETF	396,250	5.0
1,021	Vanguard Short-Term Bond ETF	77,086	1.0
	Total Exchange-Traded Funds (Cost $2,617,312)	2,516,135	31.7

MUTUAL FUNDS: 68.3%
	Affiliated Investment Companies: 12.1%
16,692	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	163,584	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
41,608	Voya Multi-Manager International Equity Fund — Class P3	$402,348	5.1
45,318	Voya Multi-Manager International Factors Fund — Class P3	399,702	5.0
		965,634	12.1

	Unaffiliated Investment Companies: 56.2%
98,679	TIAA-CREF S&P 500 Index Fund — Institutional Class	4,466,230	56.2
	Total Mutual Funds (Cost $5,521,417)	5,431,864	68.3
	Total Investments in Securities (Cost $8,138,729)	$7,947,999	100.0
	Assets in Excess of Other Liabilities	3,229	0.0
	Net Assets	$7,951,228	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,516,135	$—	$—	$2,516,135
Mutual Funds	5,431,864	—	—	5,431,864
Total Investments, at fair value	$7,947,999	$—	$—	$7,947,999

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$262,882	$100,483	$(275,802)	$76,021	$163,584	$—	$(96,885)	$—
Voya Multi-Manager International Equity Fund — Class P3	453,986	226,075	(384,499)	106,786	402,348	—	(126,991)	—
Voya Multi-Manager International Factors Fund — Class P3	322,456	163,979	(103,065)	16,332	399,702	—	(26,083)	—

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2022 (Unaudited) (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Short Term Bond Fund — Class R6	$—	$230,546	$(230,546)	$—	$—	$246	$(1,578)	$—
Voya Short Term Bond Fund — Class P3	—	118,634	(118,634)	—	—	727	(2,014)	—
	$1,039,324	$839,717	$(1,112,546)	$199,139	$965,634	$973	$(253,551)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $8,193,157.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$40,150
Gross Unrealized Depreciation	(285,308)
Net Unrealized Depreciation	$(245,158)

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2023.

In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Funds under the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

“bundled fee” arrangement in return for a single management fee. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2025 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, the third quintile for the five-year period, and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the three-year and five-year periods and underperformed for the year-to-date and one-year periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the

Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the three-year and five-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and three-year periods, the second quintile for the five-year period, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and three-year periods, the second quintile for the five-year period, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods and the second quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the one-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the three-year and five-year periods, and underperformed for the year-to-date and one-year periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and three-year periods, the second quintile for the five-year period, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2065 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2065 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the one-year period and underperformed for the year-to-date period. In analyzing this performance data, the Board took into account that the Fund commenced operations in August 2020, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its

Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2023.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	169172 (1122-012523)

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 3, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 3, 2023